United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-3385

                      (Investment Company Act File Number)


                              Federated Stock Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/05
                                    --------


                 Date of Reporting Period: Quarter ended 7/31/05
                              ---------------------







Item 1.           Schedule of Investments



FEDERATED STOCK TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Shares                                                                                                    Value

                        COMMON STOCKS--99.2%
                        Consumer Discretionary--12.2%
      113,100           Block (H&R), Inc.                                                             $         6,442,176
      502,000      (1)  Clear Channel Communications, Inc.                                                     16,385,280
      171,400           Gannett Co., Inc.                                                                      12,505,344
      565,100           Gap (The), Inc.                                                                        11,929,261
      289,200           Home Depot, Inc.                                                                       12,583,092
     1,131,400     (2)  Interpublic Group Cos., Inc.                                                           14,142,500
      156,200           Johnson Controls, Inc.                                                                 8,972,128
      675,400           Mattel, Inc.                                                                           12,596,210
      761,000           McDonald's Corp.                                                                       23,720,370
      953,800           News Corp., Ltd., ADR                                                                  15,623,244
     1,008,100          Time Warner, Inc.                                                                      17,157,862
                            TOTAL                                                                             152,057,467
                        Consumer Staples--7.3%
      597,400      (1)  Albertsons, Inc.                                                                       12,730,594
      511,100           Altria Group, Inc.                                                                     34,223,256
      291,600           Coca-Cola Co.                                                                          12,760,416
      445,800           SUPERVALU, Inc.                                                                        15,781,320
      822,800           Tyson Foods, Inc., Class A                                                             15,336,992
                            TOTAL                                                                              90,832,578
                        Energy--10.7%
      372,500           BP PLC, ADR                                                                            24,540,300
      659,478           ChevronTexaco Corp.                                                                    38,256,319
      193,020           ConocoPhillips                                                                         12,081,122
      541,400           Exxon Mobil Corp.                                                                      31,807,250
      245,700           Halliburton Co.                                                                        13,771,485
      217,500           Marathon Oil Corp.                                                                     12,693,300
                            TOTAL                                                                             133,149,776
                        Financials--32.6%
      556,200           AON Corp.                                                                              14,149,728
      510,800           Ace Ltd.                                                                               23,604,068
      693,300           Allstate Corp.                                                                         42,471,558
      302,700           American International Group, Inc.                                                     18,222,540
      502,500           Bank of America Corp.                                                                  21,909,000
      267,900      (1)  Capital One Financial Corp.                                                            22,101,750
      806,800           Citigroup, Inc.                                                                        35,095,800
      500,600           Freddie Mac                                                                            31,677,968
      330,400           Fannie Mae                                                                             18,456,144
      144,900           Goldman Sachs Group, Inc.                                                              15,573,852
      235,400           Hartford Financial Services Group, Inc.                                                18,966,178
      510,900           J.P. Morgan Chase & Co.                                                                17,953,026
      893,000           MBNA Corp.                                                                             22,467,880
      398,500           Merrill Lynch & Co., Inc.                                                              23,423,830
      485,000           Morgan Stanley                                                                         25,729,250
      341,400           Nationwide Financial Services, Inc., Class A                                           13,512,612
      300,900           U.S. Bancorp                                                                           9,045,054
      229,200           Wachovia Corp.                                                                         11,547,096
      319,200           Wells Fargo & Co.                                                                      19,579,728
                            TOTAL                                                                             405,487,062
                        Healthcare--8.7%
      208,200      (1)  Amerisource Bergen Corp.                                                               14,946,678
      370,700           HCA, Inc.                                                                              18,256,975
      293,900           Johnson & Johnson                                                                      18,797,844
      469,700           McKesson HBOC, Inc.                                                                    21,136,500
      763,000           Pfizer, Inc.                                                                           20,219,500
     1,233,800     (2)  Tenet Healthcare Corp.                                                                 14,978,332
                            TOTAL                                                                             108,335,829
                        Industrials--7.5%
      440,052           Cendant Corp.                                                                          9,399,511
      138,800           Eaton Corp.                                                                            9,069,192
      340,100           Masco Corp.                                                                            11,532,791
      282,600           Northrop Grumman Corp.                                                                 15,670,170
      410,500           Pitney Bowes, Inc.                                                                     18,300,090
      981,871           Tyco International Ltd.                                                                29,917,609
                            TOTAL                                                                              93,889,363
                        Information Technology--8.6%
     1,118,100          Applied Materials, Inc.                                                                20,640,126
      527,100     (1,)(2BMC Software, Inc.                                                                     10,062,339
      283,300      (2)  Computer Sciences Corp.                                                                12,969,474
      662,800           Hewlett-Packard Co.                                                                    16,318,136
       76,900           International Business Machines Corp.                                                  6,418,074
      645,100           Intel Corp.                                                                            17,508,014
      352,900           Microsoft Corp.                                                                        9,037,769
      687,100           Motorola, Inc.                                                                         14,552,778
                            TOTAL                                                                             107,506,710
                        Materials--1.7%
      304,200           Georgia-Pacific Corp.                                                                  10,388,430
      173,600           PPG Industries, Inc.                                                                   11,289,208
                            TOTAL                                                                              21,677,638
                        Telecommunication Services--6.3%
      211,900           Alltel Corp.                                                                           14,091,350
     1,059,800          SBC Communications, Inc.                                                               25,912,110
      329,300           Sprint Corp. (FON Group)                                                               8,858,170
      489,856           Verizon Communications                                                                 16,767,771
      490,600           Vodafone Group PLC, ADR                                                                12,672,198
                            TOTAL                                                                              78,301,599
                        Utilities--3.6%
      327,300      (1)  American Electric Power Co., Inc.                                                      12,666,510
      315,700           Edison International                                                                   12,905,816
      776,900           NiSource, Inc.                                                                         18,870,901
                            TOTAL                                                                              44,443,227
                            TOTAL COMMON STOCKS (IDENTIFIED COST $971,189,695)                               1,235,681,249

                        REPURCHASE AGREEMENTS--1.8%
     18,247,000         Interest in $3,500,000,000 joint repurchase agreement with Barclays
                        Capital, Inc., 3.320%, dated 7/29/2005 to be repurchased at
                        $18,252,048 on 8/1/2005, collateralized by U.S. Government Agency
                        Obligations and a U.S. Treasury Obligation with various maturities to
                        7/15/2032, collateral market value $3,570,988,296 (held as collateral
                        for securities lending)                                                                18,247,000
     4,244,000          Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                        Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at
                        $4,245,174 on 8/1/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 8/1/2035, collateral market
                        value $2,049,630,426                                                                   4,244,000
                             TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                   22,491,000
                            TOTAL INVESTMENTS - 101.0%
                        ======================================================================
                            (IDENTIFIED COST $993,680,695)(3)                                                1,258,172,249
                            OTHER ASSETS AND LIABILITIES - NET - (1.0)%                                       (12,722,604)
                            TOTAL NET ASSETS - 100%                                                          1,245,449,645

====================================================================================================================================

        1  All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers. As of July 31,
           2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of Securities Loaned                         Market Value of Collateral
           --------------------------------------------------------- -----------------------------------------------
           --------------------------------------------------------- -----------------------------------------------
           $17,627,013                                               $18,247,000
           --------------------------------------------------------- -----------------------------------------------
        2  Non-income producing security.
        3  At July 31, 2005, the cost of investments for federal tax purposes was $993,680,695. The net unrealized appreciation of investments for federal tax purposes was $264,491,554. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $284,585,757 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,094,203.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Stock Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              September 14, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005